Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
April 30, 2022
T22-NPRT3-0622
1.9880058.105

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 8.3%
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	44,844	$ 2,076,277
Entertainment – 0.5%
Activision Blizzard, Inc.	17,179	1,298,732
Interactive Media & Services – 5.9%
Alphabet, Inc. Class A (a)	4,126	9,416,316
Match Group, Inc. (a)	10,368	820,627
Meta Platforms, Inc. Class A (a)	19,506	3,910,368
ZoomInfo Technologies, Inc. Class A (a)	21,406	1,014,644
		15,161,955
Media – 1.1%
Comcast Corp. Class A	49,069	1,950,984
Sirius XM Holdings, Inc.	149,087	894,522
		2,845,506
TOTAL COMMUNICATION SERVICES		21,382,470
CONSUMER DISCRETIONARY – 11.1%
Distributors – 0.7%
Pool Corp.	4,571	1,852,261
Hotels, Restaurants & Leisure – 3.5%
Domino's Pizza, Inc.	4,685	1,583,530
McDonald's Corp.	12,468	3,106,527
Starbucks Corp.	28,311	2,113,133
Yum! Brands, Inc.	17,674	2,068,035
		8,871,225
Multiline Retail – 1.1%
Target Corp.	12,457	2,848,293
Specialty Retail – 4.7%
AutoZone, Inc. (a)	1,108	2,166,661
Lowe's Cos., Inc.	12,970	2,564,558
O'Reilly Automotive, Inc. (a)	3,431	2,081,073
The Home Depot, Inc.	12,324	3,702,130
Williams-Sonoma, Inc.	12,707	1,658,009
		12,172,431
Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	21,959	2,738,287
TOTAL CONSUMER DISCRETIONARY		28,482,497
CONSUMER STAPLES – 6.4%
Beverages – 2.2%
Brown-Forman Corp. Class B	18,652	1,257,891
Monster Beverage Corp. (a)	16,252	1,392,471
The Coca-Cola Co.	44,733	2,890,199
		5,540,561
Food Products – 0.6%
The Hershey Co.	6,774	1,529,366
Household Products – 2.0%
Kimberly-Clark Corp.	10,902	1,513,525
The Procter & Gamble Co.	23,079	3,705,333

	Shares	Value

		5,218,858
Tobacco – 1.6%
Altria Group, Inc.	35,579	$1,977,125
Philip Morris International, Inc.	21,633	2,163,300
		4,140,425
TOTAL CONSUMER STAPLES		16,429,210
ENERGY – 4.1%
Oil, Gas & Consumable Fuels – 4.1%
APA Corp.	34,527	1,413,190
Cabot Oil & Gas Corp.	53,716	1,546,484
ConocoPhillips	20,848	1,991,401
DTE Midstream LLC (a)	22,056	1,185,510
EOG Resources, Inc.	13,760	1,606,618
Kinder Morgan, Inc.	77,068	1,398,784
Texas Pacific Land Corp.	1,054	1,440,396
TOTAL ENERGY		10,582,383
FINANCIALS – 11.2%
Banks – 2.6%
East West Bancorp, Inc.	22,212	1,583,716
SVB Financial Group (a)	3,427	1,671,142
US Bancorp	39,743	1,929,920
Western Alliance Bancorp	19,713	1,500,356
		6,685,134
Capital Markets – 5.0%
Blackstone, Inc. Class A	18,130	1,841,464
CME Group, Inc.	9,933	2,178,704
Coinbase Global, Inc. Class A (a)	10,277	1,158,321
Moody's Corp.	6,430	2,034,966
MSCI, Inc.	3,920	1,651,300
S&P Global, Inc.	6,003	2,260,130
SEI Investments Co.	31,682	1,765,321
		12,890,206
Consumer Finance – 0.8%
Discover Financial Services	17,686	1,988,968
Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B (a)	17,791	5,743,468
Mortgage Real Estate Investment Trusts (REITs) – 0.6%
AGNC Investment Corp.	132,101	1,450,469
TOTAL FINANCIALS		28,758,245
HEALTH CARE – 13.5%
Biotechnology – 4.6%
AbbVie, Inc.	26,912	3,952,835
Amgen, Inc.	13,320	3,106,091
Moderna, Inc. (a)	15,473	2,079,726
Regeneron Pharmaceuticals, Inc. (a)	4,165	2,745,193
		11,883,845
Health Care Equipment & Supplies – 0.8%
IDEXX Laboratories, Inc. (a)	4,557	1,961,697

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – 2.1%
UnitedHealth Group, Inc.	10,579	$ 5,379,951
Life Sciences Tools & Services – 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	3,603	1,844,952
Mettler-Toledo International, Inc. (a)	1,589	2,029,995
		3,874,947
Pharmaceuticals – 4.5%
Johnson & Johnson	29,730	5,365,076
Pfizer, Inc.	77,191	3,787,762
Zoetis, Inc.	13,839	2,452,963
		11,605,801
TOTAL HEALTH CARE		34,706,241
INDUSTRIALS – 8.9%
Aerospace & Defense – 0.8%
Lockheed Martin Corp.	4,656	2,011,951
Air Freight & Logistics – 0.5%
Expeditors International of Washington, Inc.	11,816	1,170,611
Commercial Services & Supplies – 1.0%
Cintas Corp.	3,663	1,455,163
Copart, Inc. (a)	10,654	1,210,827
		2,665,990
Electrical Equipment – 0.4%
Atkore, Inc. (a)	11,883	1,141,956
Industrial Conglomerates – 2.0%
3M Co.	11,003	1,586,853
Honeywell International, Inc.	10,710	2,072,492
Roper Technologies, Inc.	3,265	1,534,289
		5,193,634
Machinery – 1.0%
Illinois Tool Works, Inc.	6,793	1,338,968
Otis Worldwide Corp.	17,307	1,260,642
		2,599,610
Professional Services – 0.6%
Verisk Analytics, Inc.	7,093	1,447,327
Road & Rail – 2.1%
CSX Corp.	48,878	1,678,470
Norfolk Southern Corp.	5,904	1,522,524
Union Pacific Corp.	9,072	2,125,479
		5,326,473
Trading Companies & Distributors – 0.5%
Fastenal Co.	24,859	1,374,951
TOTAL INDUSTRIALS		22,932,503
INFORMATION TECHNOLOGY – 27.2%
Communications Equipment – 1.1%
Cisco Systems, Inc.	56,876	2,785,787
IT Services – 5.1%
Automatic Data Processing, Inc.	10,631	2,319,471

	Shares	Value

Mastercard, Inc. Class A	9,817	$ 3,567,301
Paychex, Inc.	15,686	1,987,887
VeriSign, Inc. (a)	8,017	1,432,558
Visa, Inc. Class A	17,953	3,826,323
		13,133,540
Semiconductors & Semiconductor Equipment – 6.8%
Applied Materials, Inc.	17,740	1,957,609
Broadcom, Inc.	5,475	3,035,285
KLA Corp.	5,312	1,695,909
Lam Research Corp.	3,664	1,706,545
NVIDIA Corp.	23,116	4,287,324
QUALCOMM, Inc.	16,348	2,283,652
Texas Instruments, Inc.	15,243	2,595,121
		17,561,445
Software – 7.4%
Adobe, Inc. (a)	6,274	2,484,190
Fair Isaac Corp. (a)	3,440	1,284,874
Microsoft Corp.	54,526	15,132,056
		18,901,120
Technology Hardware, Storage & Peripherals – 6.8%
Apple, Inc.	111,410	17,563,787
TOTAL INFORMATION TECHNOLOGY		69,945,679
MATERIALS – 3.0%
Chemicals – 1.7%
Celanese Corp.	3,537	519,727
CF Industries Holdings, Inc.	7,536	729,711
Ecolab, Inc.	4,015	679,900
Linde PLC (a)	4,801	1,497,720
The Sherwin-Williams Co.	3,149	865,849
		4,292,907
Construction Materials – 0.1%
Eagle Materials, Inc.	3,407	420,151
Metals & Mining – 1.0%
Freeport-McMoRan, Inc.	21,451	869,838
Newmont Corp.	12,540	913,539
Nucor Corp.	5,901	913,357
		2,696,734
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	7,132	460,156
TOTAL MATERIALS		7,869,948
REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.5%
American Tower Corp.	4,509	1,086,759
AvalonBay Communities, Inc.	2,442	555,506
Duke Realty Corp.	8,997	492,586
Equity Residential	6,404	521,926
Essex Property Trust, Inc.	1,584	521,564
Extra Space Storage, Inc.	2,747	521,930
Gaming and Leisure Properties, Inc.	10,138	449,924

Quarterly Report	3

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Prologis, Inc.	7,290	$ 1,168,514
Public Storage	2,042	758,603
Realty Income Corp.	9,268	642,828
SBA Communications Corp.	1,897	658,468
Simon Property Group, Inc.	4,781	564,158
VICI Properties, Inc.	17,618	525,193
WP Carey, Inc.	6,189	499,886
TOTAL REAL ESTATE		8,967,845
UTILITIES – 2.6%
Electric Utilities – 1.4%
FirstEnergy Corp.	18,915	819,209
IDACORP, Inc.	6,346	667,472
NextEra Energy, Inc.	21,469	1,524,728
NRG Energy, Inc.	18,170	652,303
		3,663,712
Gas Utilities – 0.5%
National Fuel Gas Co.	11,240	788,261
UGI Corp.	16,359	561,114
		1,349,375
Independent Power and Renewable Electricity Producers – 0.3%
The AES Corp.	34,423	702,918
Multi-Utilities – 0.4%
WEC Energy Group, Inc.	8,900	890,445
TOTAL UTILITIES		6,606,450
TOTAL COMMON STOCKS (Cost $250,312,498)		256,663,471
Money Market Funds – 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.32% (b)	490,598	$ 490,696
Fidelity Securities Lending Cash Central Fund, 0.32% (b)(c)	5,247,414	5,247,939
TOTAL MONEY MARKET FUNDS (Cost $5,738,635)		5,738,635
TOTAL INVESTMENT IN SECURITIES – 102.0% (Cost $256,051,133)		262,402,106
NET OTHER ASSETS (LIABILITIES) (d) – (2.0%)		(5,142,002)
NET ASSETS – 100.0%		$257,260,104

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(c)	Investment made with cash collateral received from securities on loan.
(d)	Includes $34,720 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Contracts (United States)	31	June 2022	$639,763	$(37,289)	$(37,289)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$ 175,551	$ 6,721,485	$ 6,406,339	$ 314	$—	$ (1)	$ 490,696	0.0%
Fidelity Securities Lending Cash Central Fund, 0.32%	1,454,475	24,430,073	20,636,609	9,457	—	—	$5,247,939	0.0%
Total	$1,630,026	$31,151,558	$27,042,948	$9,771	$—	$ (1)	$5,738,635
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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6	Quarterly Report